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JULIEN BOURGEOIS

julien.bourgeois@dechert.com
+1 202 261 3451 Direct
+1 202 261 3151 Fax

June 23, 2010

Via EDGAR

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, D.C. 20549

Re: UBS Money Series (the “Registrant”)
File Nos. 333-52965 and 811-08767
Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A

Mr. Thompson:

Electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), is Post-Effective Amendment No. 28 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act (“PEA 28”) and Amendment No. 29 to the Registration Statement under the Investment Company Act of 1940.

As previously discussed with you, PEA 28 is being made for the purpose of providing the staff of the U.S. Securities and Exchange Commission (“Commission”) with model disclosure relating to a tax-free money market fund in the UBS fund complex. Based on our discussions, we are seeking to obtain the Commission staff’s comments on the Registration Statement on an expedited basis to seek to provide the Registrant and other registrants in the UBS fund complex that offer tax-free or municipal money market funds with the ability to incorporate the staff’s comments prior to the time they are required to update their registration statements pursuant to Rule 485(b)(1)(vii) under the 1933 Act.

The prospectus and SAI provided in PEA 28 relate solely to UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund and UBS Select Tax-Free Capital Fund, three series of the Registrant.

We note that PEA 28 includes the necessary changes to comply with the new format and other requirements of Form N-1A as adopted in Investment Company Release No. 28584 (Jan. 13, 2009). We also note that PEA 28 also incorporates the Commission staff’s comments on the

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Filing Desk
June 23, 2010

registration statement of UBS Master Series, Inc. (File Nos. 33-2524, 811-4448), another registrant in the UBS fund complex, that had previously updated its registration statement pursuant to Rule 485(a)(1) on April 26, 2010 (Accession No. 0001209286-10-000210).

We believe that PEA 28 is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (Feb. 14, 1984) (“IC-13768”). In accordance with IC-13768, we hereby request selective review of PEA 28 limited to the disclosure items relating to the tax-free nature of the UBS Select Tax-Free Capital Fund. Selective review would serve to expedite the review process for the Registrant as well as use the staff’s time more effectively.

As previously discussed with you, the Registrant and the Registrant’s principal underwriter, UBS Global Asset Management (US) Inc., intend to submit a separate request that the effective date of PEA 28 be accelerated so that it will become effective no later than June 29, 2010, if the Registrant is able to resolve comments that the Commission staff may have on PEA 28 before that time. This separate request for acceleration will be made pursuant to Rule 461(a) under the 1933 Act.

No fee is required in connection with this filing. We sincerely appreciate the Commission staff’s willingness to review PEA 28 and work with the UBS fund complex on these matters in an expedited basis in order to seek to limit the unnecessary burdens on the Commission staff and the fund complex. Please direct any questions concerning the filing to the undersigned at 202.261.3451.

Very truly yours,

/s/ Julien Bourgeois

Julien Bourgeois

Dechert LLP

cc:	Keith A. Weller
Senior Associate General Counsel, UBS Global Asset Management (Americas) Inc.

Jack W. Murphy
Dechert LLP